Risk Management and Fair Value Measurements - Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk Management And Fair Value Measurements
Financial derivative instrument - Fair value at the beginning of the period	$ (28)	$ (47)
Financial derivative instrument - Fair value as at period end	1	28
Loss from financial derivative instrument	$ (27)	$ (19)